Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

In preparing these condensed consolidated financial statements, the Company has evaluated and determined there are no events and transactions for potential recognition or disclosure through May 13, 2022, the date the financial statements were available to be issued.

10. Subsequent Events

Convertible Note Financing

On January 4, 2022 Revelation entered into a convertible note financing in an amount of up to $2.5 million with a fixed 10% annual interest rate from AXA IM Prime Impact Fund (the “Convertible Note”), the proceeds of which may be used by Old Revelation solely to purchase shares of Petra common stock from redeeming Petra stockholders who redeem shares of Petra common stock in connection with the Business Combination. On January 6, 2022, Old Revelation purchased 245,019 shares of Petra common stock with the proceeds from the Convertible Note. Repayment of the Convertible Note is in process in accordance with the exchange terms of the Convertible Note, by which the shares of Petra’s common stock purchased by Old Revelation are transferred to AXA.

Business Combination

On the Closing Date, Petra consummated the Business Combination, pursuant to the terms of the Business Combination Agreement, by and among Petra, Petra Merger Sub, and Old Revelation. Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into Old Revelation, with Old Revelation as the surviving company in the Merger, and, after giving effect to such Merger, Old Revelation was renamed Revelation Biosciences Sub, Inc. and became a wholly-owned subsidiary of Petra and (ii) Petra changed its name to “Revelation Biosciences, Inc.”.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) each share of common stock and preferred stock of Old Revelation outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.001 per share, of Revelation based on the agreed upon the Common Stock Exchange Ratio; (ii) each Old Revelation RSU award (as defined in the Business Combination Agreement) outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole Revelation Rollover RSU awards (as defined in the Business Combination Agreement) based on the Common Stock Exchange Ratio; and (iii) each Old Revelation Warrant (as defined in the Business Combination Agreement) outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole Revelation Rollover Warrants (as defined in the Business Combination Agreement) based on the Common Stock Exchange Ratio, at an exercise price per share of common stock equal to (x) the exercise price per share of Old Revelation common stock of such Old Revelation Warrant divided by (y) the Common Stock Exchange Ratio.

At the Closing Date, up to 10,500,000 shares of common stock were to be issued constituting the Merger Consideration, (i) an aggregate of 9,871,343 shares of common stock, including conversion of all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock, were issued in exchange for the Old Revelation stock outstanding as of immediately prior to the Effective Time, (ii) 167,867 shares of common stock were reserved for issuance for Revelation Rollover Warrants outstanding as of immediately prior to the Effective Time and (iii) 460,706 shares of common stock were reserved for issuance for Revelation Rollover RSU’s outstanding as of immediately prior to the Effective Time.

Immediately after giving effect to the Business Combination, there were 12,944,213 shares of common stock outstanding, and 1,294,421 shares of common stock reserved for future issuance under the 2021 Equity Incentive Plan. The pre-merger stockholders of Petra retained an aggregate of 3,072,870 shares of common stock of Petra, representing 23.7% ownership of the post-Merger company. Therefore, upon consummation of the Business Combination, there was a change in control of Petra, with the former owners of Revelation effectively acquiring control of Petra.

Additionally, in connection with the Business Combination, stockholders holding 3,480,692 shares of Petra common stock exercised their right to redeem such shares for cash at a price of approximately $10.20 per share for payments in the aggregate of approximately $35.5 million. On the Closing Date, approximately $7.6 million was escrowed pursuant to the Forward Share Purchase Agreement entered into by and between Petra and Meteora and approximately $4.2 million was released to Revelation.

On December 21, 2021, Petra entered into certain backstop agreements (the “Backstop Agreements”) with AXA Prime Impact Master Fund (“AXA”) (through a backstop agreement with Old Revelation, LifeSci Venture Partners (“LifeSci”) and other Petra and Old Revelation institutional, and individual investors, including Dr. Tidmarsh, chairman of Revelation (such additional institutional and individual investors, together with LifeSci and Old Revelation collectively, the “Backstop Subscribers”). Pursuant to the Backstop Agreements, the Backstop Subscribers agreed to subscribe for and purchase, in the aggregate, up to $4.5 million of shares of Petra’s common stock, par value $0.001 per share (the “Petra Common Stock”), in the event that more than $31.5 million of shares of Petra Common Stock are submitted for redemption in connection with Petra’s proposed business combination with Old Revelation (the “Business Combination”). On January 6, 2022, pursuant to the Backstop Agreements, the Backstop Subscribers purchased an aggregate of 432,072 shares of Petra Common Stock.

The Business Combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, although Petra will issue shares for outstanding equity interests of Revelation in the Business Combination, Petra will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination will be treated as the equivalent of Revelation issuing stock for the net assets of Petra, accompanied by a recapitalization. The net assets of Petra will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of Revelation.

At the Closing Date of the Business Combination, Petra adopted the third amended and restated certificate of incorporation, which became effective upon filing with the Secretary of State of the State of Delaware on January 10, 2022.